Litigation - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 31, 2011	Dec. 31, 2009 Well	Jun. 01, 2009 Plaintiff
Litigation [Line Items]
Lawsuit settlement agreement amount		$ 1,900,000
Settlement payment funded by insurance carrier		1,000,000
Number of inactive oil wells permanently plugged pursuant to settlement agreement		4
Prepaid rental	2,500
Rental agreement period	5 years
Royalty payment	15.00%
Amount agreed to pay plantiff	30,000
Amount deposited for distribution to class members and for attorney's fees, costs and expenses	$ 2,500,000
Number of plaintiffs			8